Label	Element	Value
Restricted Share Units [Member]
Weighted Average Fair Value Price At Measurement Date, Share Options Granted	slna_WeightedAverageFairValuePriceAtMeasurementDateShareOptionsGranted	$ 0
Weighted Average Fair Value Price At Measurement Date, Share Options Granted	slna_WeightedAverageFairValuePriceAtMeasurementDateShareOptionsGranted	2.71
Weighted Average Fair Value Price At Measurement Date, Share Options Granted	slna_WeightedAverageFairValuePriceAtMeasurementDateShareOptionsGranted	$ 0
Notes [Member]
Disclosure of events after reporting period [text block]	ifrs-full_DisclosureOfEventsAfterReportingPeriodExplanatory	SUBSEQUENT EVENTS
Authority to Allot Shares

On March 8, 2023, the shareholders of the Company approved resolutions authorizing the directors to allot shares in the Company up to an aggregate nominal amount of US $308,382, equating to a maximum of 60,900,000 ordinary shares. This authority will, unless renewed, varied or revoked, expire on March 8, 2028 except that the Company may, before such expiry date, make an offer or agreement which could require equity securities to be allotted under such authority after the expiry date.

Effectiveness of the Company’s Registration Statement

On February 15, 2023, the Company announced that its Resale Registration Statement on Form F-1 filed with the U.S. Securities and Exchange Commission on November 30, 2022 and amended on January 20, 2023, was declared effective ("Registration Statement"). The Registration Statement relates to the issuance by Company of up to 18,516,595 ordinary shares in connection with the exercise of certain warrants, including (i) 7,666,666 Ordinary Shares issuable upon the exercise of publicly traded warrants (the “Public Warrants”); (ii) 6,575,000 Ordinary Shares issuable upon the exercise of private placement warrants (the “Private Placement Warrants”); and (iii) 4,274,929 Ordinary Shares issuable upon the exercise of warrants (the “Convertible Note Warrants”) issued in connection with the CLN 2022.

The Registration Statement also registers for transfer or resale up to 118,703,922 Ordinary Shares comprised of: (i) an aggregate of 82,261,678 Ordinary Shares held by certain existing shareholders, CLN 2020 noteholders and related warrantholders as of the closing of the Business Combination; (ii) 5,445,000 Ordinary Shares issued to the PIPE investors; (iii) 1,230,000 Ordinary Shares issued to certain PIPE investors to satisfy pre-funding fees owed to them; (iv) 450,000 Ordinary Shares issued to BTIG LLC, BOA's underwriter, in respect of its services provided in connection with the initial public offering of BOA; (v) up to 13,595,652 Ordinary Shares issuable upon conversion of the notes issued under the CLN 2022; (vi) 375,000 Ordinary Shares issued to HG Vora Special Opportunities Master Fund, Ltd. (“HG Vora”) upon the exercise of warrants that were issued to HG Vora in connection with the execution of a $25.0 million bridge loan facility to Selina; (vii) 4,496,663 Ordinary Shares issued or issuable to certain of the Company’s third-party services providers and joint venture partners in lieu of cash payments due to them; and (viii) the 6,575,000 Private Placement Warrants; and (ix) the 4,274,929 Convertible Note Warrants. A total of 10,849,929 warrants, including the 6,575,000 Private Placement Warrants and 4,274,929 Convertible Note Warrants, are registered under the Registration Statement.

Additional Equity Subscriptions
In the first quarter of 2023, the Company entered into subscription agreements with various parties pursuant to which the Company has issued or will issue (i) 220,733 ordinary shares to certain service providers in lieu of $740,000 in payables due to such parties, and (ii) 506,755 ordinary shares to certain investors as well as warrants to purchase 253,377 additional ordinary shares, with one-third of such warrants having a subscription price of $2.00 per share, one-third having a subscription price of $2.50 per share and one-third having a subscription price of $3.00 per share, in exchange for the investment of $750,000 in cash proceeds by the investors.

In April 2023, the Company entered into additional subscription agreements pursuant to which the Company has issued or will issue 349,650 ordinary shares to certain investors as well as warrants to purchase 174,825 additional ordinary shares, with one-third of such warrants having a subscription price of $2.00 per share, one-third having a subscription price of $2.50 per share and one-third having a subscription price of $3.00 per share, in exchange for the investment of $500,000 in cash proceeds by the investors.